UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: June 1, 2016 – August 31, 2016

Item 1.  Schedule of Investments.

CVR DYNAMIC ALLOCATION FUND SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2016

Shares	Security Description	Value

Common Stock - 87.7%
Aerospace & Defense - 6.3%
698	Curtiss-Wright Corp.	$62,750
764	General Dynamics Corp.	116,296
7,518	HEICO Corp.	510,923
433	L-3 Communications Holdings, Inc.	64,439
430	Lockheed Martin Corp.	104,477
629	Orbital ATK, Inc.	47,446
559	Rockwell Collins, Inc.	46,783
586	Teledyne Technologies, Inc. (a)	62,784
764	The Boeing Co.	98,900
231	TransDigm Group, Inc. (a)	65,879
		1,180,677
Agricultural Operations - 0.5%
825	Monsanto Co.	87,863

Airlines - 3.5%
8,173	Delta Air Lines, Inc.	300,358
9,123	Spirit Airlines, Inc. (a)	364,829
		665,187
Apparel, Shoes, etc. - 4.7%
7,767	Michael Kors Holdings, Ltd. (a)	380,195
839	NIKE, Inc., Class B	48,360
5,918	The TJX Cos., Inc.	458,290
		886,845
Auto - 2.2%
3,813	Ford Motor Co.	48,044
5,084	Visteon Corp.	359,439
		407,483
Biotechnology - 1.3%
490	Celgene Corp. (a)	52,303
595	Gilead Sciences, Inc.	46,636
308	Incyte Corp. (a)	24,979
136	Regeneron Pharmaceuticals, Inc. (a)	53,387
237	United Therapeutics Corp. (a)	28,980
297	Vertex Pharmaceuticals, Inc. (a)	28,069
		234,354
Building - Mobile Home/RV - 2.8%
6,382	Thor Industries, Inc.	517,899

Chemicals - Agricultural - 0.4%
1,099	CF Industries Holdings, Inc.	28,574
1,279	The Mosaic Co.	38,460
		67,034
Chemicals - Basic - 6.3%
15,814	Chemtura Corp. (a)	474,262
9,556	Innospec, Inc.	566,480
866	LyondellBasell Industries NV, Class A	68,319
1,455	The Dow Chemical Co.	78,046
		1,187,107

Chemicals - Paint - 0.8%
679	PPG Industries, Inc.	71,893
264	The Sherwin-Williams Co.	74,899
		146,792
Chemicals - Specialty - 0.9%
521	Air Products & Chemicals, Inc.	81,078
662	Praxair, Inc.	80,791
		161,869
Cleaning and Prep - 0.4%
675	Ecolab, Inc.	83,059

Commercial Services - 0.4%
312	Leidos Holdings, Inc.	12,644
635	Omnicom Group, Inc.	54,692
		67,336
Computer Software - 0.4%
1,769	Activision Blizzard, Inc.	73,184

Diversified Operations - 4.8%
7,434	Crane Co.	478,155
3,560	Honeywell International, Inc.	415,488
		893,643
Electronic Components - 2.1%
4,457	IPG Photonics Corp. (a)	387,670

Financials - 1.1%
753	MasterCard, Inc., Class A	72,763
1,513	PayPal Holdings, Inc. (a)	56,208
947	Visa, Inc., Class A	76,612
		205,583
Food - 6.9%
8,058	Cal-Maine Foods, Inc. (a)	370,184
16,374	Pilgrim's Pride Corp.	377,912
5,630	Sanderson Farms, Inc.	541,775
		1,289,871
Homebuilders - 2.3%
250	NVR, Inc. (a)	421,700

Household - Appliance/Wares - 0.3%
423	The Middleby Corp. (a)	54,207

Industrial Distribution - 2.1%
5,458	MSC Industrial Direct Co., Inc.	398,652

Industrials - 0.8%
2,076	Graco, Inc.	152,939

Insurance - Accidental & Health - 0.4%
1,091	Aflac, Inc.	80,930

CVR DYNAMIC ALLOCATION FUND SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2016

Shares	Security Description	Value

Insurance - Brokers - 0.8%
681	Aon PLC	$75,829
1,949	Brown & Brown, Inc.	73,029
		148,858
Insurance - Property/Casualty/Title - 4.0%
977	American Financial Group, Inc.	73,421
1,344	AMERISAFE, Inc.	80,653
575	Chubb, Ltd.	72,985
1,061	Cincinnati Financial Corp.	81,814
357	Everest Re Group, Ltd.	69,037
78	Markel Corp. (a)	72,626
591	RenaissanceRe Holdings, Ltd.	70,743
1,939	Selective Insurance Group, Inc.	77,366
596	The Travelers Cos., Inc.	70,751
1,264	WR Berkley Corp.	75,044
		744,440
Internet - 5.4%
129	Alphabet, Inc., Class A (a)	101,890
349	Amazon.com, Inc. (a)	268,437
180	Equinix, Inc. REIT	66,357
557	Expedia, Inc.	60,780
876	Facebook, Inc., Class A (a)	110,481
1,504	Netflix, Inc. (a)	146,565
112	The Priceline Group, Inc. (a)	158,674
930	TripAdvisor, Inc. (a)	56,730
680	VeriSign, Inc. (a)	50,626
		1,020,540
Machinery - 7.3%
1,044	Badger Meter, Inc.	68,894
1,180	EnPro Industries, Inc.	63,602
1,479	Flowserve Corp.	71,539
827	IDEX Corp.	77,275
4,047	Illinois Tool Works, Inc.	480,986
1,109	Ingersoll-Rand PLC	75,401
1,817	ITT, Inc.	65,739
1,246	John Bean Technologies Corp.	85,575
612	Parker Hannifin Corp.	74,988
2,014	Sun Hydraulics Corp.	62,071
1,338	Tennant Co.	86,609
2,637	The Gorman-Rupp Co.	71,621
1,297	Woodward, Inc.	81,348
		1,365,648
Media - 3.5%
7,046	Scripps Networks Interactive, Inc., Class A	446,505
1,059	The Walt Disney Co.	100,033
717	Time Warner, Inc.	56,220
1,846	Twenty-First Century Fox, Inc., Class A	45,301
		648,059

Medical - 2.1%
226	Aetna, Inc.	26,469
318	Align Technology, Inc. (a)	29,542
322	AmerisourceBergen Corp.	28,004
336	Amsurg Corp. (a)	21,813
372	Centene Corp. (a)	25,404
110	CR Bard, Inc.	24,293
416	DENTSPLY SIRONA, Inc.	25,567
252	Edwards Lifesciences Corp. (a)	29,020
146	Henry Schein, Inc. (a)	23,913
278	IDEXX Laboratories, Inc. (a)	31,325
187	Illumina, Inc. (a)	31,480
39	Intuitive Surgical, Inc. (a)	26,770
173	Thermo Fisher Scientific, Inc.	26,329
192	Universal Health Services, Inc., Class B	23,142
386	VCA Antech, Inc. (a)	27,333
		400,404
Metal Processing & Fabrication - 0.2%
303	Valmont Industries, Inc.	39,532

Paper & Paper Products - 0.2%
903	International Paper Co.	43,786

Pharmaceutical - 0.4%
110	Allergan PLC (a)	25,799
351	Bristol-Myers Squibb Co.	20,144
282	Perrigo Co. PLC	25,659
		71,602
Retail - Drug Stores - 0.1%
273	CVS Health Corp.	25,498

Retail - Restaurant - 0.7%
666	McDonald's Corp.	77,029
873	Starbucks Corp.	49,089
		126,118
Retail - Wholesale/Building - 0.7%
686	Lowe's Cos., Inc.	52,520
633	The Home Depot, Inc.	84,898
		137,418
Semiconductor - 3.1%
11,346	Cirrus Logic, Inc. (a)	575,810

Software - 0.7%
840	Electronic Arts, Inc. (a)	68,233
805	salesforce.com, Inc. (a)	63,933
		132,166
Telecommunications - Cable - 0.8%
211	Charter Communications, Inc., Class A (a)	54,271
1,562	Comcast Corp., Class A	101,936
		156,207

CVR DYNAMIC ALLOCATION FUND SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2016

Shares	Security Description	Value

Tobacco - 2.1%
7,973	Reynolds American, Inc.	$395,222

Transportation - Freight - 0.3%
492	United Parcel Service, Inc., Class B	53,736

Transportation - Logistics - 3.0%
7,428	CH Robinson Worldwide, Inc.	515,652
1,067	Expeditors International of Washington, Inc.	54,043
		569,695
Transportation - Rails - 0.6%
1,258	Union Pacific Corp.	120,177

Total Common Stock (Cost $15,087,037)	16,426,800

Total Investments - 87.7% (Cost $15,087,037)*	$16,426,800
Other Assets & Liabilities, Net – 12.3%	2,309,266
Net Assets – 100.0%	$18,736,066

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2016

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,685,832
Gross Unrealized Depreciation	(346,069)
Net Unrealized Appreciation	$1,339,763

As of August 31, 2016, the Fund had the following forward currency contracts outstanding:

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

Jefferies & Co., Inc.	(294,000)	Australian Dollar	09/02/16	$211,037	$(9,919)
	(210,000)	Australian Dollar	09/02/16	156,871	(954)
	(147,000)	Australian Dollar	09/02/16	111,110	632
	(147,000)	Australian Dollar	09/02/16	112,549	2,071
	(90,000)	Australian Dollar	09/02/16	68,446	807
	(84,000)	Australian Dollar	09/02/16	60,773	(2,357)
	(84,000)	Australian Dollar	09/02/16	62,128	(1,002)
	(84,000)	Australian Dollar	09/02/16	62,879	(251)
	(72,000)	Australian Dollar	09/02/16	55,054	943
	(63,000)	Australian Dollar	09/02/16	47,243	(105)
	(63,000)	Australian Dollar	09/02/16	47,361	14
	(54,000)	Australian Dollar	09/02/16	40,752	168
	54,000	Australian Dollar	09/02/16	(41,640)	(1,056)
	63,000	Australian Dollar	09/02/16	(48,087)	(740)
	63,000	Australian Dollar	09/02/16	(46,525)	823
	63,000	Australian Dollar	09/02/16	(48,018)	(670)
	72,000	Australian Dollar	09/02/16	(54,908)	(797)
	72,000	Australian Dollar	09/02/16	(55,226)	(1,114)
	84,000	Australian Dollar	09/02/16	(60,409)	2,721
	105,000	Australian Dollar	09/02/16	(78,881)	32
	105,000	Australian Dollar	09/02/16	(78,601)	312
	105,000	Australian Dollar	09/02/16	(77,772)	1,140
	105,000	Australian Dollar	09/02/16	(80,242)	(1,329)
	105,000	Australian Dollar	09/02/16	(79,579)	(666)
	396,000	Australian Dollar	09/02/16	(298,743)	(1,129)
	(396,000)	Australian Dollar	12/02/16	298,072	1,126
	(1,413,000)	Brazilian Real	09/02/16	433,901	(3,668)
	(462,000)	Brazilian Real	09/02/16	133,642	(9,428)
	(396,000)	Brazilian Real	09/02/16	121,902	(729)
	(396,000)	Brazilian Real	09/02/16	121,715	(916)
	(342,000)	Brazilian Real	09/02/16	106,658	750
	(315,000)	Brazilian Real	09/02/16	89,744	(7,804)
	(189,000)	Brazilian Real	09/02/16	56,868	(1,661)
	(189,000)	Brazilian Real	09/02/16	57,203	(1,325)
	(168,000)	Brazilian Real	09/02/16	49,267	(2,759)
	(144,000)	Brazilian Real	09/02/16	44,499	(94)
	105,000	Brazilian Real	09/02/16	(30,612)	1,904
	147,000	Brazilian Real	09/02/16	(40,862)	4,660
	168,000	Brazilian Real	09/02/16	(45,259)	6,767
	168,000	Brazilian Real	09/02/16	(47,944)	4,081
	189,000	Brazilian Real	09/02/16	(57,186)	1,342

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2016

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

Jefferies & Co., Inc. - (continued)	210,000	Brazilian Real	09/02/16	$(64,457)	$575
	210,000	Brazilian Real	09/02/16	(58,956)	6,076
	231,000	Brazilian Real	09/02/16	(62,994)	8,540
	231,000	Brazilian Real	09/02/16	(70,085)	1,450
	297,000	Brazilian Real	09/02/16	(90,840)	1,134
	420,000	Brazilian Real	09/02/16	(113,544)	16,519
	588,000	Brazilian Real	09/02/16	(178,398)	3,690
	1,050,000	Brazilian Real	09/02/16	(282,273)	42,885
	297,000	Brazilian Real	12/02/16	(89,593)	(660)
	1,413,000	Brazilian Real	12/02/16	(422,422)	3,096
	(924,000)	Canadian Dollars	09/02/16	708,203	3,612
	(189,000)	Canadian Dollars	09/02/16	143,450	(671)
	(105,000)	Canadian Dollars	09/02/16	80,366	299
	(105,000)	Canadian Dollars	09/02/16	80,293	225
	(105,000)	Canadian Dollars	09/02/16	80,201	134
	(84,000)	Canadian Dollars	09/02/16	64,499	445
	(84,000)	Canadian Dollars	09/02/16	65,754	1,700
	(84,000)	Canadian Dollars	09/02/16	65,754	1,700
	(84,000)	Canadian Dollars	09/02/16	63,715	(338)
	(63,000)	Canadian Dollars	09/02/16	48,670	630
	(63,000)	Canadian Dollars	09/02/16	48,969	929
	(63,000)	Canadian Dollars	09/02/16	47,849	(192)
	(63,000)	Canadian Dollars	09/02/16	49,764	1,724
	(63,000)	Canadian Dollars	09/02/16	48,707	667
	(36,000)	Canadian Dollars	09/02/16	27,854	402
	42,000	Canadian Dollars	09/02/16	(32,261)	(234)
	63,000	Canadian Dollars	09/02/16	(48,281)	(241)
	72,000	Canadian Dollars	09/02/16	(55,899)	(996)
	72,000	Canadian Dollars	09/02/16	(56,153)	(1,249)
	72,000	Canadian Dollars	09/02/16	(56,173)	(1,270)
	84,000	Canadian Dollars	09/02/16	(64,247)	(193)
	84,000	Canadian Dollars	09/02/16	(65,378)	(1,324)
	84,000	Canadian Dollars	09/02/16	(65,441)	(1,388)
	90,000	Canadian Dollars	09/02/16	(69,664)	(1,035)
	126,000	Canadian Dollars	09/02/16	(98,575)	(2,494)
	144,000	Canadian Dollars	09/02/16	(111,363)	(1,556)
	168,000	Canadian Dollars	09/02/16	(128,537)	(430)
	189,000	Canadian Dollars	09/02/16	(145,272)	(1,151)
	303,000	Canadian Dollars	09/02/16	(230,467)	584
	522,000	Canadian Dollars	09/02/16	(399,984)	(1,936)
	(522,000)	Canadian Dollars	12/02/16	400,160	1,920
	(54,000)	Canadian Dollars	12/02/16	41,443	246
	(105,000,000)	Chilean Peso	09/02/16	154,730	476
	(84,000,000)	Chilean Peso	09/02/16	121,151	(2,252)
	(54,000,000)	Chilean Peso	09/02/16	80,095	764
	(42,000,000)	Chilean Peso	09/02/16	62,855	1,154
	(42,000,000)	Chilean Peso	09/02/16	62,921	1,220
	(42,000,000)	Chilean Peso	09/02/16	63,660	1,959
	(42,000,000)	Chilean Peso	09/02/16	63,039	1,338
	(36,000,000)	Chilean Peso	09/02/16	54,857	1,970
	(36,000,000)	Chilean Peso	09/02/16	54,422	1,535
	(21,000,000)	Chilean Peso	09/02/16	31,746	895

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2016

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

Jefferies & Co., Inc. - (continued)	(18,000,000)	Chilean Peso	09/02/16	$27,076	$632
	(18,000,000)	Chilean Peso	09/02/16	27,406	962
	21,000,000	Chilean Peso	09/02/16	(32,233)	(1,382)
	36,000,000	Chilean Peso	09/02/16	(53,444)	(557)
	42,000,000	Chilean Peso	09/02/16	(61,692)	10
	42,000,000	Chilean Peso	09/02/16	(61,135)	566
	42,000,000	Chilean Peso	09/02/16	(62,066)	(364)
	42,000,000	Chilean Peso	09/02/16	(61,359)	343
	42,000,000	Chilean Peso	09/02/16	(62,747)	(1,046)
	42,000,000	Chilean Peso	09/02/16	(60,362)	1,339
	42,000,000	Chilean Peso	09/02/16	(62,259)	(557)
	42,000,000	Chilean Peso	09/02/16	(61,377)	325
	42,000,000	Chilean Peso	09/02/16	(64,437)	(2,735)
	42,000,000	Chilean Peso	09/02/16	(61,207)	495
	63,000,000	Chilean Peso	09/02/16	(96,198)	(3,645)
	(36,000,000)	Chilean Peso	12/02/16	53,025	558
	(720,000,000)	Colombian Peso	09/02/16	245,482	3,246
	(567,000,000)	Colombian Peso	09/02/16	177,966	(12,795)
	(294,000,000)	Colombian Peso	09/02/16	95,641	(3,273)
	(147,000,000)	Colombian Peso	09/02/16	49,362	(95)
	(126,000,000)	Colombian Peso	09/02/16	40,883	(1,509)
	(12,000,000)	Colombian Peso	09/02/16	3,967	(70)
	108,000,000	Colombian Peso	09/02/16	(36,822)	(487)
	210,000,000	Colombian Peso	09/02/16	(71,869)	(1,216)
	270,000,000	Colombian Peso	09/02/16	(93,692)	(2,853)
	270,000,000	Colombian Peso	09/02/16	(92,720)	(1,881)
	357,000,000	Colombian Peso	09/02/16	(112,441)	7,668
	651,000,000	Colombian Peso	09/02/16	(208,320)	10,702
	720,000,000	Colombian Peso	12/02/16	(241,530)	(3,400)
	(273,000)	European Union Euro	09/02/16	305,609	1,091
	(147,000)	European Union Euro	09/02/16	167,264	3,293
	(126,000)	European Union Euro	09/02/16	138,602	(1,945)
	(126,000)	European Union Euro	09/02/16	140,537	(10)
	(105,000)	European Union Euro	09/02/16	117,878	756
	(90,000)	European Union Euro	09/02/16	100,742	352
	(84,000)	European Union Euro	09/02/16	93,443	(255)
	(84,000)	European Union Euro	09/02/16	93,924	226
	(63,000)	European Union Euro	09/02/16	70,022	(252)
	(63,000)	European Union Euro	09/02/16	71,631	1,358
	(63,000)	European Union Euro	09/02/16	70,233	(41)
	(42,000)	European Union Euro	09/02/16	46,928	79
	(42,000)	European Union Euro	09/02/16	47,459	611
	(42,000)	European Union Euro	09/02/16	46,594	(256)
	(42,000)	European Union Euro	09/02/16	46,896	47
	42,000	European Union Euro	09/02/16	(47,065)	(216)
	63,000	European Union Euro	09/02/16	(70,384)	(110)
	63,000	European Union Euro	09/02/16	(70,497)	(224)
	72,000	European Union Euro	09/02/16	(81,149)	(837)
	90,000	European Union Euro	09/02/16	(101,771)	(1,380)
	105,000	European Union Euro	09/02/16	(115,801)	1,321
	105,000	European Union Euro	09/02/16	(116,943)	179
	126,000	European Union Euro	09/02/16	(139,682)	865

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2016

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

Jefferies & Co., Inc. - (continued)	135,000	European Union Euro	09/02/16	$(149,778)	$808
	231,000	European Union Euro	09/02/16	(259,051)	(1,382)
	360,000	European Union Euro	09/02/16	(401,641)	(79)
	(360,000)	European Union Euro	12/02/16	403,210	19
	(54,000)	European Union Euro	12/02/16	60,523	45
	54,000	European Union Euro	12/02/16	(60,366)	356
	(50,400,000)	Hungarian Forint	09/02/16	181,922	375
	(23,100,000)	Hungarian Forint	09/02/16	81,975	(1,234)
	(18,900,000)	Hungarian Forint	09/02/16	68,553	473
	(16,200,000)	Hungarian Forint	09/02/16	58,401	47
	(14,700,000)	Hungarian Forint	09/02/16	51,442	(1,510)
	(12,600,000)	Hungarian Forint	09/02/16	45,038	(348)
	(12,600,000)	Hungarian Forint	09/02/16	45,201	(185)
	(11,400,000)	Hungarian Forint	09/02/16	40,589	(475)
	(10,800,000)	Hungarian Forint	09/02/16	38,866	(37)
	9,000,000	Hungarian Forint	09/02/16	(32,871)	(452)
	10,500,000	Hungarian Forint	09/02/16	(37,259)	563
	10,500,000	Hungarian Forint	09/02/16	(37,814)	8
	12,600,000	Hungarian Forint	09/02/16	(45,901)	(514)
	14,700,000	Hungarian Forint	09/02/16	(52,450)	502
	14,700,000	Hungarian Forint	09/02/16	(51,984)	968
	14,700,000	Hungarian Forint	09/02/16	(52,869)	82
	18,900,000	Hungarian Forint	09/02/16	(67,767)	313
	18,900,000	Hungarian Forint	09/02/16	(69,036)	(956)
	21,000,000	Hungarian Forint	09/02/16	(73,932)	1,713
	25,200,000	Hungarian Forint	09/02/16	(88,573)	2,201
	10,800,000	Hungarian Forint	12/02/16	(39,059)	(118)
	50,400,000	Hungarian Forint	12/02/16	(182,124)	(399)
	(23,400,000)	Indian Rupee	09/02/16	348,837	(573)
	(14,700,000)	Indian Rupee	09/02/16	215,353	(4,148)
	(10,500,000)	Indian Rupee	09/02/16	153,397	(3,390)
	(10,500,000)	Indian Rupee	09/02/16	153,644	(3,143)
	(8,400,000)	Indian Rupee	09/02/16	121,951	(3,478)
	(6,300,000)	Indian Rupee	09/02/16	92,525	(1,547)
	(6,300,000)	Indian Rupee	09/02/16	93,988	(84)
	(6,300,000)	Indian Rupee	09/02/16	91,543	(2,529)
	(4,200,000)	Indian Rupee	09/02/16	61,658	(1,057)
	(4,200,000)	Indian Rupee	09/02/16	61,305	(1,410)
	(3,600,000)	Indian Rupee	09/02/16	53,731	(24)
	(3,600,000)	Indian Rupee	09/02/16	53,667	(88)
	(3,600,000)	Indian Rupee	09/02/16	53,611	(144)
	(3,600,000)	Indian Rupee	09/02/16	53,603	(152)
	2,100,000	Indian Rupee	09/02/16	(31,348)	9
	2,100,000	Indian Rupee	09/02/16	(31,111)	246
	4,200,000	Indian Rupee	09/02/16	(61,810)	905
	4,200,000	Indian Rupee	09/02/16	(62,084)	630
	4,200,000	Indian Rupee	09/02/16	(62,057)	658
	4,200,000	Indian Rupee	09/02/16	(61,874)	841
	4,200,000	Indian Rupee	09/02/16	(62,389)	326
	4,200,000	Indian Rupee	09/02/16	(61,647)	1,068
	4,200,000	Indian Rupee	09/02/16	(62,093)	621
	4,200,000	Indian Rupee	09/02/16	(61,602)	1,113

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2016

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

Jefferies & Co., Inc. - (continued)	6,300,000	Indian Rupee	09/02/16	$(92,186)	$1,886
	6,300,000	Indian Rupee	09/02/16	(93,416)	656
	6,300,000	Indian Rupee	09/02/16	(92,416)	1,656
	10,500,000	Indian Rupee	09/02/16	(154,753)	2,033
	12,600,000	Indian Rupee	09/02/16	(185,294)	2,850
	29,400,000	Indian Rupee	09/02/16	(432,544)	6,459
	3,600,000	Indian Rupee	12/02/16	(53,074)	82
	3,600,000	Indian Rupee	12/02/16	(52,988)	38
	23,400,000	Indian Rupee	12/02/16	(344,320)	350
	(3,960,000,000)	Indonesian Rupiah	09/02/16	298,193	(337)
	(1,260,000,000)	Indonesian Rupiah	09/02/16	92,715	(2,272)
	(1,260,000,000)	Indonesian Rupiah	09/02/16	95,745	758
	(1,260,000,000)	Indonesian Rupiah	09/02/16	94,808	(179)
	(1,080,000,000)	Indonesian Rupiah	09/02/16	82,506	1,088
	(1,050,000,000)	Indonesian Rupiah	09/02/16	79,545	390
	(1,050,000,000)	Indonesian Rupiah	09/02/16	76,923	(2,233)
	(900,000,000)	Indonesian Rupiah	09/02/16	68,807	960
	(900,000,000)	Indonesian Rupiah	09/02/16	68,493	645
	(720,000,000)	Indonesian Rupiah	09/02/16	54,143	(135)
	(540,000,000)	Indonesian Rupiah	09/02/16	41,174	466
	420,000,000	Indonesian Rupiah	09/02/16	(30,358)	1,304
	420,000,000	Indonesian Rupiah	09/02/16	(30,325)	1,337
	540,000,000	Indonesian Rupiah	09/02/16	(40,770)	(61)
	630,000,000	Indonesian Rupiah	09/02/16	(46,632)	861
	630,000,000	Indonesian Rupiah	09/02/16	(47,872)	(379)
	630,000,000	Indonesian Rupiah	09/02/16	(47,156)	338
	840,000,000	Indonesian Rupiah	09/02/16	(63,444)	(120)
	840,000,000	Indonesian Rupiah	09/02/16	(62,780)	544
	840,000,000	Indonesian Rupiah	09/02/16	(63,660)	(336)
	840,000,000	Indonesian Rupiah	09/02/16	(62,500)	825
	1,050,000,000	Indonesian Rupiah	09/02/16	(76,364)	2,792
	1,050,000,000	Indonesian Rupiah	09/02/16	(79,939)	(783)
	1,260,000,000	Indonesian Rupiah	09/02/16	(93,181)	1,805
	1,890,000,000	Indonesian Rupiah	09/02/16	(136,561)	5,920
	2,100,000,000	Indonesian Rupiah	09/02/16	(159,381)	(1,069)
	3,960,000,000	Indonesian Rupiah	12/02/16	(294,643)	(613)
	(23,100,000)	Japanese Yen	09/02/16	211,206	(12,058)
	(12,600,000)	Japanese Yen	09/02/16	119,422	(2,358)
	(10,500,000)	Japanese Yen	09/02/16	103,343	1,859
	(10,500,000)	Japanese Yen	09/02/16	100,749	(735)
	(8,400,000)	Japanese Yen	09/02/16	82,266	1,079
	(8,400,000)	Japanese Yen	09/02/16	82,889	1,702
	(8,400,000)	Japanese Yen	09/02/16	82,205	1,018
	(7,200,000)	Japanese Yen	09/02/16	71,850	2,261
	(6,300,000)	Japanese Yen	09/02/16	59,488	(1,402)
	(6,300,000)	Japanese Yen	09/02/16	59,194	(1,696)
	(6,300,000)	Japanese Yen	09/02/16	59,421	(1,469)
	(4,200,000)	Japanese Yen	09/02/16	41,896	1,302
	(4,200,000)	Japanese Yen	09/02/16	39,559	(1,035)
	(4,200,000)	Japanese Yen	09/02/16	38,543	(2,051)
	(4,200,000)	Japanese Yen	09/02/16	40,944	350
	3,600,000	Japanese Yen	09/02/16	(35,964)	(1,169)

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2016

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

Jefferies & Co., Inc. - (continued)	4,200,000	Japanese Yen	09/02/16	$(40,208)	$385
	6,300,000	Japanese Yen	09/02/16	(59,815)	1,075
	6,300,000	Japanese Yen	09/02/16	(62,192)	(1,301)
	7,200,000	Japanese Yen	09/02/16	(71,822)	(2,234)
	7,200,000	Japanese Yen	09/02/16	(70,654)	(1,065)
	8,400,000	Japanese Yen	09/02/16	(78,859)	2,328
	8,400,000	Japanese Yen	09/02/16	(78,173)	3,014
	10,200,000	Japanese Yen	09/02/16	(99,642)	(1,058)
	10,500,000	Japanese Yen	09/02/16	(100,575)	909
	10,500,000	Japanese Yen	09/02/16	(101,374)	110
	10,500,000	Japanese Yen	09/02/16	(99,110)	2,373
	14,700,000	Japanese Yen	09/02/16	(141,044)	1,033
	16,800,000	Japanese Yen	09/02/16	(159,420)	2,954
	(3,600,000)	Japanese Yen	12/02/16	35,318	383
	(3,420,000)	Mexican Peso	09/02/16	183,544	1,693
	(1,620,000)	Mexican Peso	09/02/16	87,520	1,381
	(1,470,000)	Mexican Peso	09/02/16	77,929	(235)
	(1,260,000)	Mexican Peso	09/02/16	66,270	(728)
	(1,260,000)	Mexican Peso	09/02/16	66,314	(684)
	(1,050,000)	Mexican Peso	09/02/16	55,316	(516)
	(840,000)	Mexican Peso	09/02/16	44,682	17
	(840,000)	Mexican Peso	09/02/16	44,465	(200)
	(630,000)	Mexican Peso	09/02/16	33,757	258
	300,000	Mexican Peso	09/02/16	(16,056)	(104)
	720,000	Mexican Peso	09/02/16	(39,313)	(1,029)
	720,000	Mexican Peso	09/02/16	(39,621)	(1,336)
	840,000	Mexican Peso	09/02/16	(44,747)	(82)
	840,000	Mexican Peso	09/02/16	(45,000)	(335)
	900,000	Mexican Peso	09/02/16	(49,308)	(1,452)
	900,000	Mexican Peso	09/02/16	(49,493)	(1,637)
	1,050,000	Mexican Peso	09/02/16	(55,998)	(167)
	1,050,000	Mexican Peso	09/02/16	(56,656)	(824)
	1,080,000	Mexican Peso	09/02/16	(59,390)	(1,963)
	1,260,000	Mexican Peso	09/02/16	(68,866)	(1,868)
	1,260,000	Mexican Peso	09/02/16	(70,156)	(3,158)
	1,470,000	Mexican Peso	09/02/16	(78,254)	(90)
	3,420,000	Mexican Peso	12/02/16	(181,978)	(1,733)
	(1,029,000)	New Romanian Lei	09/02/16	254,832	(2,930)
	(648,000)	New Romanian Lei	09/02/16	162,364	41
	(315,000)	New Romanian Lei	09/02/16	78,189	(718)
	(315,000)	New Romanian Lei	09/02/16	77,920	(987)
	(252,000)	New Romanian Lei	09/02/16	63,066	(59)
	(252,000)	New Romanian Lei	09/02/16	63,887	762
	(192,000)	New Romanian Lei	09/02/16	47,732	(364)
	(168,000)	New Romanian Lei	09/02/16	41,959	(125)
	210,000	New Romanian Lei	09/02/16	(53,125)	(521)
	231,000	New Romanian Lei	09/02/16	(56,716)	1,149
	231,000	New Romanian Lei	09/02/16	(57,922)	(57)
	252,000	New Romanian Lei	09/02/16	(62,636)	490
	273,000	New Romanian Lei	09/02/16	(67,253)	1,133
	273,000	New Romanian Lei	09/02/16	(67,630)	756
	315,000	New Romanian Lei	09/02/16	(76,732)	2,175

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2016

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

Jefferies & Co., Inc. - (continued)	336,000	New Romanian Lei	09/02/16	$(82,743)	$1,424
	1,050,000	New Romanian Lei	09/02/16	(261,207)	1,816
	648,000	New Romanian Lei	12/02/16	(162,650)	(60)
	(6,720,000)	New Taiwan Dollar	09/02/16	209,183	(2,601)
	(4,410,000)	New Taiwan Dollar	09/02/16	136,575	(2,408)
	(3,420,000)	New Taiwan Dollar	09/02/16	108,091	308
	(3,420,000)	New Taiwan Dollar	09/02/16	107,666	(117)
	(3,150,000)	New Taiwan Dollar	09/02/16	97,599	(1,675)
	(2,940,000)	New Taiwan Dollar	09/02/16	90,101	(2,554)
	(2,880,000)	New Taiwan Dollar	09/02/16	92,456	1,691
	(2,880,000)	New Taiwan Dollar	09/02/16	90,458	(306)
	(2,730,000)	New Taiwan Dollar	09/02/16	85,060	(977)
	(2,730,000)	New Taiwan Dollar	09/02/16	84,725	(1,312)
	(2,520,000)	New Taiwan Dollar	09/02/16	78,103	(1,316)
	(2,520,000)	New Taiwan Dollar	09/02/16	78,419	(1,000)
	(2,310,000)	New Taiwan Dollar	09/02/16	71,824	(977)
	(2,160,000)	New Taiwan Dollar	09/02/16	68,678	605
	(2,100,000)	New Taiwan Dollar	09/02/16	65,400	(782)
	(1,890,000)	New Taiwan Dollar	09/02/16	58,864	(700)
	(1,800,000)	New Taiwan Dollar	09/02/16	57,325	597
	(1,260,000)	New Taiwan Dollar	09/02/16	39,052	(658)
	(1,260,000)	New Taiwan Dollar	09/02/16	39,735	26
	(1,080,000)	New Taiwan Dollar	09/02/16	34,102	65
	(840,000)	New Taiwan Dollar	09/02/16	25,779	(694)
	360,000	New Taiwan Dollar	09/02/16	(11,469)	(123)
	1,260,000	New Taiwan Dollar	09/02/16	(38,877)	833
	1,470,000	New Taiwan Dollar	09/02/16	(45,064)	1,263
	1,620,000	New Taiwan Dollar	09/02/16	(51,125)	(70)
	1,680,000	New Taiwan Dollar	09/02/16	(51,916)	1,030
	1,800,000	New Taiwan Dollar	09/02/16	(57,398)	(670)
	1,890,000	New Taiwan Dollar	09/02/16	(58,934)	631
	1,890,000	New Taiwan Dollar	09/02/16	(59,943)	(379)
	1,890,000	New Taiwan Dollar	09/02/16	(58,705)	859
	1,890,000	New Taiwan Dollar	09/02/16	(59,099)	465
	2,100,000	New Taiwan Dollar	09/02/16	(66,805)	(622)
	2,100,000	New Taiwan Dollar	09/02/16	(65,512)	670
	2,520,000	New Taiwan Dollar	09/02/16	(77,771)	1,648
	2,520,000	New Taiwan Dollar	09/02/16	(78,923)	496
	3,150,000	New Taiwan Dollar	09/02/16	(96,923)	2,350
	3,360,000	New Taiwan Dollar	09/02/16	(105,313)	579
	4,500,000	New Taiwan Dollar	09/02/16	(144,309)	(2,490)
	5,040,000	New Taiwan Dollar	09/02/16	(163,361)	(4,523)
	5,880,000	New Taiwan Dollar	09/02/16	(185,022)	289
	8,100,000	New Taiwan Dollar	09/02/16	(255,521)	(246)
	(8,100,000)	New Taiwan Dollar	12/02/16	256,898	470
	(682,500)	New Turkish Lira	09/02/16	226,511	(4,262)
	(430,500)	New Turkish Lira	09/02/16	142,924	(2,641)
	(252,000)	New Turkish Lira	09/02/16	81,919	(3,289)
	252,000	New Turkish Lira	09/02/16	(82,152)	3,057
	1,113,000	New Turkish Lira	09/02/16	(368,350)	7,988
	(270,000)	New Zealand Dollar	09/02/16	195,181	(731)
	(189,000)	New Zealand Dollar	09/02/16	133,386	(3,752)

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2016

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

Jefferies & Co., Inc. - (continued)	(147,000)	New Zealand Dollar	09/02/16	$103,651	$(3,012)
	(126,000)	New Zealand Dollar	09/02/16	90,332	(1,094)
	(105,000)	New Zealand Dollar	09/02/16	74,519	(1,669)
	(105,000)	New Zealand Dollar	09/02/16	74,132	(2,056)
	(105,000)	New Zealand Dollar	09/02/16	75,329	(859)
	(84,000)	New Zealand Dollar	09/02/16	58,583	(2,367)
	(84,000)	New Zealand Dollar	09/02/16	58,619	(2,331)
	(84,000)	New Zealand Dollar	09/02/16	58,492	(2,458)
	(72,000)	New Zealand Dollar	09/02/16	52,744	501
	(63,000)	New Zealand Dollar	09/02/16	45,376	(337)
	(63,000)	New Zealand Dollar	09/02/16	44,341	(1,372)
	(63,000)	New Zealand Dollar	09/02/16	42,709	(3,004)
	42,000	New Zealand Dollar	09/02/16	(29,906)	569
	51,000	New Zealand Dollar	09/02/16	(36,338)	668
	54,000	New Zealand Dollar	09/02/16	(39,162)	20
	63,000	New Zealand Dollar	09/02/16	(43,459)	2,254
	63,000	New Zealand Dollar	09/02/16	(45,309)	403
	63,000	New Zealand Dollar	09/02/16	(44,667)	1,045
	72,000	New Zealand Dollar	09/02/16	(52,722)	(478)
	72,000	New Zealand Dollar	09/02/16	(52,565)	(322)
	72,000	New Zealand Dollar	09/02/16	(51,799)	444
	84,000	New Zealand Dollar	09/02/16	(60,400)	550
	84,000	New Zealand Dollar	09/02/16	(60,364)	586
	126,000	New Zealand Dollar	09/02/16	(87,914)	3,512
	126,000	New Zealand Dollar	09/02/16	(90,383)	1,042
	126,000	New Zealand Dollar	09/02/16	(87,319)	4,107
	147,000	New Zealand Dollar	09/02/16	(106,902)	(239)
	315,000	New Zealand Dollar	09/02/16	(210,630)	17,934
	72,000	New Zealand Dollar	12/02/16	(51,926)	120
	270,000	New Zealand Dollar	12/02/16	(194,469)	702
	(840,000)	Norwegian Krone	09/02/16	100,921	114
	(840,000)	Norwegian Krone	09/02/16	99,228	(1,579)
	(630,000)	Norwegian Krone	09/02/16	76,009	404
	(630,000)	Norwegian Krone	09/02/16	74,727	(879)
	(630,000)	Norwegian Krone	09/02/16	77,444	1,839
	(420,000)	Norwegian Krone	09/02/16	49,952	(452)
	(420,000)	Norwegian Krone	09/02/16	50,438	34
	(420,000)	Norwegian Krone	09/02/16	49,495	(909)
	(420,000)	Norwegian Krone	09/02/16	50,228	(176)
	(420,000)	Norwegian Krone	09/02/16	50,520	117
	(420,000)	Norwegian Krone	09/02/16	50,343	(60)
	(360,000)	Norwegian Krone	09/02/16	42,577	(626)
	(210,000)	Norwegian Krone	09/02/16	25,665	463
	(180,000)	Norwegian Krone	09/02/16	21,594	(7)
	120,000	Norwegian Krone	09/02/16	(14,144)	257
	360,000	Norwegian Krone	09/02/16	(43,812)	(609)
	360,000	Norwegian Krone	09/02/16	(43,873)	(670)
	420,000	Norwegian Krone	09/02/16	(49,555)	848
	420,000	Norwegian Krone	09/02/16	(51,410)	(1,006)
	420,000	Norwegian Krone	09/02/16	(49,704)	700
	420,000	Norwegian Krone	09/02/16	(50,252)	152
	420,000	Norwegian Krone	09/02/16	(49,382)	1,021

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2016

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

Jefferies & Co., Inc. - (continued)	540,000	Norwegian Krone	09/02/16	$(65,655)	$(851)
	630,000	Norwegian Krone	09/02/16	(73,493)	2,113
	630,000	Norwegian Krone	09/02/16	(73,864)	1,741
	630,000	Norwegian Krone	09/02/16	(74,499)	1,107
	630,000	Norwegian Krone	09/02/16	(74,422)	1,183
	840,000	Norwegian Krone	09/02/16	(98,251)	2,556
	180,000	Norwegian Krone	12/02/16	(21,600)	7
	(630,000)	Peruvian Inti	09/02/16	186,115	384
	(105,000)	Peruvian Inti	09/02/16	31,456	501
	126,000	Peruvian Inti	09/02/16	(38,136)	(989)
	189,000	Peruvian Inti	09/02/16	(56,791)	(1,072)
	189,000	Peruvian Inti	09/02/16	(55,605)	115
	231,000	Peruvian Inti	09/02/16	(69,620)	(1,519)
	630,000	Peruvian Inti	12/02/16	(184,534)	(485)
	(5,880,000)	Philippines Peso	09/02/16	125,453	(740)
	(5,670,000)	Philippines Peso	09/02/16	120,382	(1,305)
	(4,830,000)	Philippines Peso	09/02/16	102,417	(1,242)
	(4,830,000)	Philippines Peso	09/02/16	101,834	(1,825)
	(3,780,000)	Philippines Peso	09/02/16	80,122	(1,002)
	(3,780,000)	Philippines Peso	09/02/16	79,462	(1,663)
	(3,240,000)	Philippines Peso	09/02/16	69,828	292
	(3,150,000)	Philippines Peso	09/02/16	67,669	65
	(2,730,000)	Philippines Peso	09/02/16	57,833	(757)
	(2,520,000)	Philippines Peso	09/02/16	54,054	(29)
	(2,520,000)	Philippines Peso	09/02/16	53,526	(557)
	(2,310,000)	Philippines Peso	09/02/16	49,013	(563)
	(2,100,000)	Philippines Peso	09/02/16	44,482	(587)
	(2,100,000)	Philippines Peso	09/02/16	44,360	(709)
	1,500,000	Philippines Peso	09/02/16	(31,935)	257
	1,800,000	Philippines Peso	09/02/16	(38,832)	(202)
	2,100,000	Philippines Peso	09/02/16	(44,416)	653
	2,100,000	Philippines Peso	09/02/16	(45,327)	(258)
	2,310,000	Philippines Peso	09/02/16	(49,201)	375
	2,340,000	Philippines Peso	09/02/16	(50,274)	(54)
	2,520,000	Philippines Peso	09/02/16	(53,837)	246
	2,520,000	Philippines Peso	09/02/16	(53,345)	738
	2,520,000	Philippines Peso	09/02/16	(54,579)	(495)
	2,520,000	Philippines Peso	09/02/16	(53,867)	216
	2,700,000	Philippines Peso	09/02/16	(58,312)	(365)
	2,880,000	Philippines Peso	09/02/16	(62,227)	(418)
	3,150,000	Philippines Peso	09/02/16	(67,466)	138
	3,570,000	Philippines Peso	09/02/16	(75,990)	628
	4,200,000	Philippines Peso	09/02/16	(89,009)	1,129
	10,710,000	Philippines Peso	09/02/16	(228,261)	1,592
	2,340,000	Philippines Peso	12/02/16	(50,047)	(120)
	3,240,000	Philippines Peso	12/02/16	(69,662)	(394)
	3,780,000	Philippines Peso	12/02/16	(81,290)	(477)
	(2,322,000)	Polish Zloty	09/02/16	595,311	1,198
	(441,000)	Polish Zloty	09/02/16	111,448	(1,387)
	(315,000)	Polish Zloty	09/02/16	79,022	(1,575)
	(252,000)	Polish Zloty	09/02/16	63,972	(506)
	(243,000)	Polish Zloty	09/02/16	62,883	708

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2016

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

Jefferies & Co., Inc. - (continued)	(231,000)	Polish Zloty	09/02/16	$59,587	$482
	(198,000)	Polish Zloty	09/02/16	50,883	223
	(189,000)	Polish Zloty	09/02/16	47,801	(557)
	(168,000)	Polish Zloty	09/02/16	42,337	(648)
	(162,000)	Polish Zloty	09/02/16	41,760	311
	126,000	Polish Zloty	09/02/16	(32,946)	(708)
	144,000	Polish Zloty	09/02/16	(38,100)	(1,256)
	162,000	Polish Zloty	09/02/16	(42,377)	(927)
	168,000	Polish Zloty	09/02/16	(42,769)	216
	168,000	Polish Zloty	09/02/16	(43,512)	(527)
	180,000	Polish Zloty	09/02/16	(47,083)	(1,028)
	180,000	Polish Zloty	09/02/16	(47,284)	(1,229)
	189,000	Polish Zloty	09/02/16	(47,918)	440
	189,000	Polish Zloty	09/02/16	(48,918)	(560)
	189,000	Polish Zloty	09/02/16	(48,948)	(590)
	189,000	Polish Zloty	09/02/16	(48,092)	266
	198,000	Polish Zloty	09/02/16	(51,410)	(750)
	210,000	Polish Zloty	09/02/16	(54,679)	(948)
	210,000	Polish Zloty	09/02/16	(55,185)	(1,454)
	231,000	Polish Zloty	09/02/16	(59,900)	(795)
	234,000	Polish Zloty	09/02/16	(61,462)	(1,590)
	252,000	Polish Zloty	09/02/16	(63,276)	1,201
	378,000	Polish Zloty	09/02/16	(96,007)	709
	441,000	Polish Zloty	09/02/16	(111,012)	1,824
	483,000	Polish Zloty	09/02/16	(123,615)	(33)
	(360,000)	Polish Zloty	12/02/16	91,830	(528)
	2,322,000	Polish Zloty	12/02/16	(594,311)	(1,206)
	(144,000)	Pounds Sterling	09/02/16	188,580	(514)
	(84,000)	Pounds Sterling	09/02/16	122,576	12,272
	(84,000)	Pounds Sterling	09/02/16	122,634	12,329
	(84,000)	Pounds Sterling	09/02/16	111,570	1,265
	(73,500)	Pounds Sterling	09/02/16	100,794	4,278
	(63,000)	Pounds Sterling	09/02/16	89,123	6,395
	(42,000)	Pounds Sterling	09/02/16	60,567	5,414
	(42,000)	Pounds Sterling	09/02/16	59,567	4,415
	(42,000)	Pounds Sterling	09/02/16	56,132	980
	(42,000)	Pounds Sterling	09/02/16	60,570	5,418
	(42,000)	Pounds Sterling	09/02/16	60,791	5,639
	(42,000)	Pounds Sterling	09/02/16	59,401	4,249
	(36,000)	Pounds Sterling	09/02/16	46,460	(813)
	(36,000)	Pounds Sterling	09/02/16	47,359	86
	(21,000)	Pounds Sterling	09/02/16	27,614	38
	(21,000)	Pounds Sterling	09/02/16	27,404	(172)
	(21,000)	Pounds Sterling	09/02/16	30,006	2,430
	10,500	Pounds Sterling	09/02/16	(14,397)	(608)
	21,000	Pounds Sterling	09/02/16	(30,367)	(2,791)
	21,000	Pounds Sterling	09/02/16	(30,757)	(3,181)
	21,000	Pounds Sterling	09/02/16	(28,024)	(448)
	36,000	Pounds Sterling	09/02/16	(47,555)	(281)
	42,000	Pounds Sterling	09/02/16	(56,783)	(1,631)
	42,000	Pounds Sterling	09/02/16	(61,716)	(6,563)
	42,000	Pounds Sterling	09/02/16	(54,542)	610

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2016

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

Jefferies & Co., Inc. - (continued)	42,000	Pounds Sterling	09/02/16	$(55,066)	$86
	42,000	Pounds Sterling	09/02/16	(55,017)	135
	54,000	Pounds Sterling	09/02/16	(70,586)	325
	63,000	Pounds Sterling	09/02/16	(82,989)	(261)
	63,000	Pounds Sterling	09/02/16	(83,020)	(292)
	63,000	Pounds Sterling	09/02/16	(82,490)	238
	63,000	Pounds Sterling	09/02/16	(82,979)	(250)
	84,000	Pounds Sterling	09/02/16	(110,964)	(659)
	105,000	Pounds Sterling	09/02/16	(151,638)	(13,757)
	105,000	Pounds Sterling	09/02/16	(153,713)	(15,833)
	144,000	Pounds Sterling	12/02/16	(188,938)	525
	(10,500,000)	Russian Rouble	09/02/16	164,268	3,674
	(4,200,000)	Russian Rouble	09/02/16	64,486	249
	(4,200,000)	Russian Rouble	09/02/16	63,035	(1,203)
	(4,200,000)	Russian Rouble	09/02/16	65,523	1,285
	(2,100,000)	Russian Rouble	09/02/16	31,593	(525)
	(2,100,000)	Russian Rouble	09/02/16	32,253	134
	2,100,000	Russian Rouble	09/02/16	(32,056)	63
	2,100,000	Russian Rouble	09/02/16	(32,159)	(41)
	2,100,000	Russian Rouble	09/02/16	(32,228)	(110)
	3,600,000	Russian Rouble	09/02/16	(55,487)	(426)
	3,600,000	Russian Rouble	09/02/16	(55,728)	(667)
	5,400,000	Russian Rouble	09/02/16	(83,077)	(486)
	8,400,000	Russian Rouble	09/02/16	(123,439)	5,036
	(5,400,000)	Russian Rouble	12/02/16	81,276	477
	3,600,000	Russian Rouble	12/02/16	(53,925)	(442)
	(1,620,000)	S. African Rand (Fin)	09/02/16	111,762	1,573
	(1,620,000)	S. African Rand (Fin)	09/02/16	114,640	4,451
	(1,290,000)	S. African Rand (Fin)	09/02/16	94,065	6,322
	(1,260,000)	S. African Rand (Fin)	09/02/16	81,641	(4,062)
	(1,260,000)	S. African Rand (Fin)	09/02/16	87,403	1,700
	(1,080,000)	S. African Rand (Fin)	09/02/16	76,765	3,306
	(900,000)	S. African Rand (Fin)	09/02/16	63,699	2,483
	(900,000)	S. African Rand (Fin)	09/02/16	62,996	1,780
	(630,000)	S. African Rand (Fin)	09/02/16	41,480	(1,371)
	(630,000)	S. African Rand (Fin)	09/02/16	43,758	907
	(360,000)	S. African Rand (Fin)	09/02/16	26,455	1,969
	420,000	S. African Rand (Fin)	09/02/16	(27,588)	979
	630,000	S. African Rand (Fin)	09/02/16	(43,593)	(741)
	630,000	S. African Rand (Fin)	09/02/16	(41,791)	1,060
	840,000	S. African Rand (Fin)	09/02/16	(56,288)	847
	840,000	S. African Rand (Fin)	09/02/16	(52,732)	4,403
	840,000	S. African Rand (Fin)	09/02/16	(58,480)	(1,344)
	1,050,000	S. African Rand (Fin)	09/02/16	(70,415)	1,004
	1,050,000	S. African Rand (Fin)	09/02/16	(67,485)	3,934
	1,050,000	S. African Rand (Fin)	09/02/16	(69,672)	1,747
	1,050,000	S. African Rand (Fin)	09/02/16	(70,229)	1,190
	1,260,000	S. African Rand (Fin)	09/02/16	(82,002)	3,701
	1,890,000	S. African Rand (Fin)	09/02/16	(117,766)	10,788
	(1,080,000)	S. African Rand (Fin)	12/02/16	73,064	343
	1,620,000	S. African Rand (Fin)	12/02/16	(109,782)	(1,596)
	(162,000)	Singapore Dollar	09/02/16	118,964	60

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2016

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

Jefferies & Co., Inc. - (continued)	(126,000)	Singapore Dollar	09/02/16	$92,537	$56
	(126,000)	Singapore Dollar	09/02/16	91,288	(1,193)
	(108,000)	Singapore Dollar	09/02/16	80,039	770
	(84,000)	Singapore Dollar	09/02/16	62,373	720
	(84,000)	Singapore Dollar	09/02/16	62,676	1,023
	(63,000)	Singapore Dollar	09/02/16	46,758	518
	(63,000)	Singapore Dollar	09/02/16	46,724	484
	(63,000)	Singapore Dollar	09/02/16	46,758	518
	(63,000)	Singapore Dollar	09/02/16	46,507	267
	(63,000)	Singapore Dollar	09/02/16	45,733	(507)
	(54,000)	Singapore Dollar	09/02/16	39,953	318
	(42,000)	Singapore Dollar	09/02/16	30,483	(344)
	63,000	Singapore Dollar	09/02/16	(46,633)	(393)
	63,000	Singapore Dollar	09/02/16	(46,458)	(218)
	63,000	Singapore Dollar	09/02/16	(46,494)	(254)
	66,000	Singapore Dollar	09/02/16	(48,981)	(539)
	72,000	Singapore Dollar	09/02/16	(53,189)	(343)
	84,000	Singapore Dollar	09/02/16	(62,284)	(630)
	105,000	Singapore Dollar	09/02/16	(77,542)	(475)
	126,000	Singapore Dollar	09/02/16	(91,447)	1,034
	189,000	Singapore Dollar	09/02/16	(140,845)	(2,124)
	270,000	Singapore Dollar	09/02/16	(198,305)	(133)
	(270,000)	Singapore Dollar	12/02/16	198,250	127
	(588,000,000)	South Korean Won	09/02/16	496,664	(30,691)
	(120,000,000)	South Korean Won	09/02/16	108,225	602
	(108,000,000)	South Korean Won	09/02/16	96,137	(724)
	(108,000,000)	South Korean Won	09/02/16	96,154	(707)
	(84,000,000)	South Korean Won	09/02/16	70,665	(4,671)
	(72,000,000)	South Korean Won	09/02/16	65,982	1,408
	(72,000,000)	South Korean Won	09/02/16	65,826	1,252
	(63,000,000)	South Korean Won	09/02/16	54,892	(1,610)
	(54,000,000)	South Korean Won	09/02/16	48,807	376
	(42,000,000)	South Korean Won	09/02/16	36,273	(1,396)
	63,000,000	South Korean Won	09/02/16	(54,324)	2,178
	63,000,000	South Korean Won	09/02/16	(53,745)	2,757
	63,000,000	South Korean Won	09/02/16	(54,650)	1,853
	63,000,000	South Korean Won	09/02/16	(55,372)	1,130
	63,000,000	South Korean Won	09/02/16	(53,814)	2,688
	63,000,000	South Korean Won	09/02/16	(55,258)	1,244
	63,000,000	South Korean Won	09/02/16	(55,123)	1,379
	72,000,000	South Korean Won	09/02/16	(64,591)	(17)
	84,000,000	South Korean Won	09/02/16	(73,762)	1,574
	84,000,000	South Korean Won	09/02/16	(74,468)	868
	84,000,000	South Korean Won	09/02/16	(75,847)	(510)
	84,000,000	South Korean Won	09/02/16	(70,952)	4,384
	84,000,000	South Korean Won	09/02/16	(72,784)	2,552
	84,000,000	South Korean Won	09/02/16	(73,222)	2,115
	126,000,000	South Korean Won	09/02/16	(112,701)	303
	168,000,000	South Korean Won	09/02/16	(148,344)	2,328
	(126,000,000)	South Korean Won	12/02/16	112,666	(204)
	(3,990,000)	Swedish Krona	09/02/16	481,175	15,089
	(1,260,000)	Swedish Krona	09/02/16	148,593	1,408

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2016

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

Jefferies & Co., Inc. - (continued)	(840,000)	Swedish Krona	09/02/16	$99,420	$1,297
	(840,000)	Swedish Krona	09/02/16	97,180	(943)
	(630,000)	Swedish Krona	09/02/16	76,850	3,258
	(630,000)	Swedish Krona	09/02/16	75,915	2,322
	(630,000)	Swedish Krona	09/02/16	76,108	2,515
	(630,000)	Swedish Krona	09/02/16	75,936	2,343
	(630,000)	Swedish Krona	09/02/16	73,245	(348)
	(630,000)	Swedish Krona	09/02/16	73,481	(111)
	(420,000)	Swedish Krona	09/02/16	48,937	(125)
	(420,000)	Swedish Krona	09/02/16	50,794	1,732
	(180,000)	Swedish Krona	09/02/16	21,449	423
	420,000	Swedish Krona	09/02/16	(49,110)	(49)
	420,000	Swedish Krona	09/02/16	(49,231)	(169)
	540,000	Swedish Krona	09/02/16	(64,231)	(1,152)
	630,000	Swedish Krona	09/02/16	(74,598)	(1,005)
	630,000	Swedish Krona	09/02/16	(74,197)	(604)
	660,000	Swedish Krona	09/02/16	(76,904)	193
	840,000	Swedish Krona	09/02/16	(102,136)	(4,012)
	840,000	Swedish Krona	09/02/16	(98,716)	(593)
	1,470,000	Swedish Krona	09/02/16	(172,515)	(799)
	1,680,000	Swedish Krona	09/02/16	(196,293)	(46)
	3,600,000	Swedish Krona	09/02/16	(422,230)	(1,702)
	(3,600,000)	Swedish Krona	12/02/16	424,151	1,666
	(210,000)	Swiss Franc	09/02/16	214,954	1,441
	(105,000)	Swiss Franc	09/02/16	106,643	(113)
	(90,000)	Swiss Franc	09/02/16	92,450	945
	(84,000)	Swiss Franc	09/02/16	86,319	914
	(84,000)	Swiss Franc	09/02/16	85,568	163
	(84,000)	Swiss Franc	09/02/16	86,295	891
	(84,000)	Swiss Franc	09/02/16	86,237	833
	(63,000)	Swiss Franc	09/02/16	64,554	500
	(63,000)	Swiss Franc	09/02/16	65,001	948
	(63,000)	Swiss Franc	09/02/16	65,009	955
	(63,000)	Swiss Franc	09/02/16	64,583	529
	(54,000)	Swiss Franc	09/02/16	55,492	589
	(54,000)	Swiss Franc	09/02/16	55,385	482
	(36,000)	Swiss Franc	09/02/16	37,492	890
	42,000	Swiss Franc	09/02/16	(42,379)	323
	42,000	Swiss Franc	09/02/16	(43,712)	(1,010)
	54,000	Swiss Franc	09/02/16	(55,032)	(129)
	54,000	Swiss Franc	09/02/16	(55,884)	(981)
	54,000	Swiss Franc	09/02/16	(55,083)	(180)
	63,000	Swiss Franc	09/02/16	(65,437)	(1,383)
	63,000	Swiss Franc	09/02/16	(63,938)	115
	63,000	Swiss Franc	09/02/16	(66,193)	(2,140)
	63,000	Swiss Franc	09/02/16	(64,773)	(719)
	63,000	Swiss Franc	09/02/16	(65,631)	(1,577)
	63,000	Swiss Franc	09/02/16	(65,506)	(1,452)
	72,000	Swiss Franc	09/02/16	(74,898)	(1,694)
	84,000	Swiss Franc	09/02/16	(87,718)	(2,314)
	84,000	Swiss Franc	09/02/16	(87,581)	(2,176)
	126,000	Swiss Franc	09/02/16	(131,997)	(3,889)

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2016

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

Jefferies & Co., Inc. - (continued)	147,000	Swiss Franc	09/02/16	$(153,904)	$(4,445)
	(54,000)	Swiss Franc	12/02/16	55,325	123
	(36,000)	Swiss Franc	12/02/16	36,902	100
	(3,420,000)	Thailand Baht	09/02/16	98,927	128
	(2,520,000)	Thailand Baht	09/02/16	70,450	(2,350)
	(2,340,000)	Thailand Baht	09/02/16	67,571	(28)
	(1,470,000)	Thailand Baht	09/02/16	41,773	(693)
	(1,440,000)	Thailand Baht	09/02/16	41,512	(88)
	(990,000)	Thailand Baht	09/02/16	28,284	(316)
	1,260,000	Thailand Baht	09/02/16	(36,406)	(6)
	2,100,000	Thailand Baht	09/02/16	(59,966)	701
	2,310,000	Thailand Baht	09/02/16	(65,887)	846
	2,730,000	Thailand Baht	09/02/16	(78,123)	744
	3,780,000	Thailand Baht	09/02/16	(107,264)	1,935
	3,420,000	Thailand Baht	12/02/16	(98,869)	(190)
					$111,429

At August 31, 2016, the Fund held the following futures contracts:
Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
3	Australian 10-year Bond Future	09/20/16	$311,064	$1,825
12	Australian 3-year Bond Future	09/20/16	1,021,171	2,766
3	Canada 10-year Bond Future	01/03/17	338,216	1,838
7	EURO-BOBL Future	12/16/16	1,027,573	(99)
2	EURO-BUND Future	12/16/16	367,234	128
4	FTSE 100 Index Future	09/23/16	334,112	22,735
1	Hang Seng Index Future	10/04/16	146,793	1,039
3	Long Gilt Future	01/03/17	520,276	459
1	NASDAQ 100 E-Mini Future	09/20/16	88,039	7,436
3	S&P 500 E-Mini Future	09/20/16	327,213	(1,788)
3	SGX Nifty 50 Index Future	10/04/16	52,405	662
(2)	10-year Mini JGB Future	09/13/16	(296,699)	(524)
(1)	EURO-STOXX Future	09/20/16	(33,683)	(237)
(1)	Gold 100 oz. Future	11/04/16	(132,586)	1,796
(1)	U.S. 5-year Treasury Note Future	01/10/17	(121,122)	(128)
(3)	Yen Denominated Nikkei 225 Future	12/13/16	(242,472)	(727)
			$3,707,534	$37,181

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of August 31, 2016.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2016

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Aerospace & Defense	$1,180,677	$-	$-	$1,180,677
Agricultural Operations	87,863	-	-	87,863
Airlines	665,187	-	-	665,187
Apparel, Shoes, etc.	886,845	-	-	886,845
Auto	407,483	-	-	407,483
Biotechnology	234,354	-	-	234,354
Building - Mobile Home/RV	517,899	-	-	517,899
Chemicals - Agricultural	67,034	-	-	67,034
Chemicals - Basic	1,187,107	-	-	1,187,107
Chemicals - Paint	146,792	-	-	146,792
Chemicals - Specialty	161,869	-	-	161,869
Cleaning and Prep	83,059	-	-	83,059
Commercial Services	67,336	-	-	67,336
Computer Software	73,184	-	-	73,184
Diversified Operations	893,643	-	-	893,643
Electronic Components	387,670	-	-	387,670
Financials	205,583	-	-	205,583
Food	1,289,871	-	-	1,289,871
Homebuilders	421,700	-	-	421,700
Household - Appliance/Wares	54,207	-	-	54,207
Industrial Distribution	398,652	-	-	398,652
Industrials	152,939	-	-	152,939
Insurance - Accidental & Health	80,930	-	-	80,930
Insurance - Brokers	148,858	-	-	148,858
Insurance - Property/Casualty/Title	744,440	-	-	744,440
Internet	1,020,540	-	-	1,020,540
Machinery	1,365,648	-	-	1,365,648
Media	648,059	-	-	648,059
Medical	400,404	-	-	400,404
Metal Processing & Fabrication	39,532	-	-	39,532
Paper & Paper Products	43,786	-	-	43,786
Pharmaceutical	71,602	-	-	71,602
Retail - Drug Stores	25,498	-	-	25,498
Retail - Restaurant	126,118	-	-	126,118
Retail - Wholesale/Building	137,418	-	-	137,418
Semiconductor	575,810	-	-	575,810
Software	132,166	-	-	132,166
Telecommunications - Cable	156,207	-	-	156,207
Tobacco	395,222	-	-	395,222
Transportation - Freight	53,736	-	-	53,736
Transportation - Logistics	569,695	-	-	569,695
Transportation - Rails	120,177	-	-	120,177
Total Investments At Value	$16,426,800	$-	$-	$16,426,800
Other Financial Instruments**
Forward Currency Contracts	-	572,672	-	572,672
Futures	40,684	-	-	40,684
Total Other Financial Instruments**	$40,684	$572,672	$-	$613,356
Total Assets	$16,467,484	$572,672	$-	$17,040,156

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2016

Level 1	Level 2	Level 3	Total

Liabilities Other Financial Instruments**
Forward Currency Contracts	-	(461,248)	-	(461,248)
Futures	(3,503)	-	-	(3,503)
Total Other Financial Instruments**	$(3,503)	$(461,248)	$-	$(464,751)

**Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as forward currency contracts and futures, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended August 31, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	September 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	September 30, 2016

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	September 30, 2016